Risk Management Activities - Interest Rate Risk (Details) - Interest rate risk - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis, Net earnings increase (decrease)	CAD 0	CAD 0	CAD 1,000
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Percent	0.15%	0.15%	0.15%
Sensitivity analysis, OCI gain	CAD 0	CAD 0	CAD 0